Commitments and Contingencies (Details) - USD ($)								1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2024	Feb. 16, 2024	Jan. 12, 2024	Sep. 29, 2023	Sep. 14, 2023	Dec. 22, 2021	Apr. 30, 2021	Apr. 30, 2021	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Mar. 22, 2024	Jan. 10, 2024	Nov. 07, 2022
Commitments and Contingencies [Line Items]
Number of days for underwriter options									30 days
Underwriting discount amount									$ 3,450,000			$ 3,450,000
Initial public offering gross proceed percentage									3.68%			3.68%
Gross proceeds													$ 189,750,000
Business combination percentage rate																	3.68%
Cash percentage																	27.50%
Equity percentage																	72.50%
Price per share (in Dollars per share)														$ 2.22		$ 2.22
Aggregate exercise price													$ 4,204,248
Warrants term									5 years			5 years
Lockup period									180 days
Pre transaction equity value	$ 15,000,000								$ 155,000,000			$ 155,000,000
Dividend amount									$ 155,000,000			$ 155,000,000
Payments for Merger Related Costs				$ 25,000	$ 25,000
Revenue milestone			$ 11,864,000
Number of shares agreed to subscribe (in Shares)		2,500,000
SharesIssued (in Shares)												17,404,250
Representative share fair value						$ 3,570,576
Price per share (in Dollars per share)												$ 11.5
Warrant [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)									$ 11.5
Price per share (in Dollars per share)						$ 11.5
Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)							5,175,000	5,175,000	3,875,000			3,875,000
Price per share (in Dollars per share)															$ 0.05
Price per share (in Dollars per share)						$ 10			$ 10			$ 10
Related Party [Member]
Commitments and Contingencies [Line Items]
Total related expenses									$ 50,000
Other Liabilities, Current												$ 50,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Cash									15,000,000			15,000,000
Vellar Opportunities Fund Master, Ltd [Member]
Commitments and Contingencies [Line Items]
Business combination, price per share (in Dollars per share)		$ 2
Total amount funded		$ 5,000,000
I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Gross proceeds									$ 6,986,250			$ 6,986,250
Representative shares issued (in Shares)						37,500
Warrant issued (in Shares)									569,250
SharesIssued (in Shares)						37,500
Warrant issued (in Shares)												569,250
Forecast [Member]
Commitments and Contingencies [Line Items]
Earnout revenue										$ 99,702,000	$ 11,864,000
IPO [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)									2,475,000			2,475,000
Cash underwriting discount									1.82%			1.82%
Gross proceeds						$ 189,750,000
Price per share (in Dollars per share)						$ 10
Price per share (in Dollars per share)						10.1
Price per share (in Dollars per share)						11.5
IPO [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)									17,404,250
Price per share (in Dollars per share)						11.5
IPO [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)						11.5
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)									74,250
Aggregate exercise price									$ 6,546,375
Price per share (in Dollars per share)						$ 10
Aggregate exercise price												$ 6,546,375
Over-Allotment Option [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)									569,250
Warrant issued (in Shares)												74,250
Over-Allotment Option [Member] | I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Representative shares issued (in Shares)						450,000
SharesIssued (in Shares)						450,000